Goodwill and Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets [Line Items]
Intangible asset amortization expense	$ 19,000	$ 14,065	$ 62,000	$ 534,000
Patents [Member] | Minimum [Member]
Goodwill and Intangible Assets [Line Items]
Useful lives	5 years		5 years
Patents [Member] | Maximum [Member]
Goodwill and Intangible Assets [Line Items]
Useful lives	15 years		15 years